Cover	Jan. 04, 2024
Cover [Abstract]
Entity Registrant Name	CORRELATE ENERGY CORP.
Entity Central Index Key	0001108645
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 04, 2024
Entity File Number	000-30746
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-4250492
Entity Address Address Line 1	176 S. Capitol Blvd.
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	Boise
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83702
City Area Code	855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	264-4060